UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Shares [Member]	Preferred Shares [Member] Series A Preferred Shares [Member]	Common Shares [Member]	Common Shares [Member] Series A Preferred Shares [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Series A Preferred Shares [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series A Preferred Shares [Member]	Total	Series A Preferred Shares [Member]
Balance at Dec. 31, 2023	$ 2		$ 0		$ 8,590		$ 577		$ 9,169
Balance (in shares) at Dec. 31, 2023	1,515,000		5,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the period	$ 0		$ 0		0		987		987
Balance at Jun. 30, 2024	$ 2		$ 0		8,590		1,564		10,156
Balance (in shares) at Jun. 30, 2024	1,515,000		5,000
Balance at Dec. 31, 2024	$ 2		$ 0		11,616		128		11,746
Balance (in shares) at Dec. 31, 2024	1,515,000		36,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and Placement Agent's Warrant (Note 8)	$ 0		$ 2		12,563		0		12,565
Issuance of common shares and Placement Agent's Warrant (Note 8) (in shares)	0		2,148,980
Dividends paid in cash and in kind (Note 8)	$ 0		$ 0		(2,402)		0		(2,402)
Issuance of Series A Preferred Shares (Note 8)		$ 0		$ 0		$ 2,249		$ 0		$ 2,249
Issuance of Series A Preferred Shares (Note 8) (in shares)		2,249		0						2,249
Net income (loss) for the period	0		0		0		(3,694)		(3,694)
Balance at Jun. 30, 2025	$ 2		$ 2		$ 24,026		$ (3,566)		$ 20,464
Balance (in shares) at Jun. 30, 2025	1,517,249		2,185,230